Note 7	6 Months Ended
Jun. 30, 2022
Fair value of financial instruments [Abstract]
Disclosure of fair value of financial instruments [text block]	Fair value of financial instruments
The criteria and valuation methods used to calculate the fair value of financial assets as of June 30, 2022 do not differ significantly from those included in Note 8 from the consolidated financial statements for the year ended December 31, 2021.
The techniques and unobservable inputs used for the valuation of the financial instruments classified in the fair value hierarchy as Level 3, do not significantly differ from those detailed in Note 8 of the consolidated financial statements for the year 2021.
The effect on the consolidated income statements and on the consolidated equity, resulting from changing the main assumptions used in the valuation of Level 3 financial instruments for other reasonably possible assumptions, does not differ significantly from that detailed in Note 8 of the consolidated financial statements for the year 2021.
Below is a comparison of the carrying amount of the Group’s financial instruments in the accompanying condensed consolidated balance sheets and their respective fair values as of June 30, 2022 and December 31, 2021:

Fair value and carrying amount of the financial instruments (Millions of Euros)
		June 2022		December 2021
	Notes	Carrying Amount	Fair Value	Carrying Amount	Fair Value
ASSETS
Cash, cash balances at central banks and other demand deposits	8	81,508	81,508	67,799	67,799
Financial assets held for trading	9	120,823	120,823	123,493	123,493
Non-trading financial assets mandatorily at fair value through profit or loss	10	6,775	6,775	6,086	6,086
Financial assets designated at fair value through profit or loss	11	1,003	1,003	1,092	1,092
Financial assets at fair value through other comprehensive income	12	63,223	63,223	60,421	60,421
Financial assets at amortized cost	13	408,148	409,324	372,676	377,451
Derivatives – Hedge accounting	14	1,858	1,858	1,805	1,805
LIABILITIES
Financial liabilities held for trading	9	102,305	102,305	91,135	91,135
Financial liabilities designated at fair value through profit or loss	11	9,878	9,878	9,683	9,683
Financial liabilities at amortized cost	21	527,275	524,793	487,893	488,733
Derivatives – Hedge accounting	14	3,181	3,181	2,626	2,626
The following table shows the financial instruments in the accompanying condensed consolidated balance sheets, broken down by the measurement technique used to determine their fair value as of June 30, 2022 and December 31, 2021:

Fair Value of financial Instruments by Levels (Millions of Euros)
		June 2022			December 2021
	Notes	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
ASSETS
Cash, cash balances at central banks and other demand deposits	8	81,199	—	309	67,581	—	218
Financial assets held for trading	9	33,653	83,938	3,232	32,371	87,736	3,386
Derivatives		7,502	34,498	813	3,954	26,732	247
Equity instruments		6,137	—	62	15,925	—	37
Debt securities		18,856	11,100	215	11,877	13,725	189
Loans and advances		1,158	38,340	2,142	615	47,279	2,913
Non-trading financial assets mandatorily at fair value through profit or loss	10	2,758	2,882	1,135	4,378	522	1,186
Equity instruments		2,518	2,772	1,121	4,158	394	751
Debt securities		—	110	14	—	128	—
Loans and advances		240	—	—	220	—	435
Financial assets designated at fair value through profit or loss	11	1,000	3	—	916	176	—
Equity instruments					—	—	—
Debt securities		1,000	3	—	916	176	—
Loans and advances					—	—	—
Financial assets at fair value through other comprehensive income	12	52,030	10,740	453	52,157	7,545	719
Equity instruments		1,454	37	121	1,178	36	106
Debt securities		50,549	10,703	332	50,952	7,509	613
Loans and advances		27	—	—	27	—	—
Financial assets at amortized cost	13	27,965	19,638	361,721	33,213	13,033	331,205
Derivatives – Hedge accounting	14	35	1,823	—	63	1,733	9
LIABILITIES
Financial liabilities held for trading	9	32,170	68,582	1,553	26,215	64,305	615
Trading derivatives		7,686	32,703	729	4,755	26,560	389
Short positions		15,654	4	—	15,124	11	—
Deposits		8,831	35,876	824	6,335	37,733	226
Financial liabilities designated at fair value through profit or loss	11	—	8,369	1,510	1	8,243	1,439
Customer deposits		—	569	165	—	809	—
Debt certificates		—	1,537	1,345	1	1,956	1,439
Other financial liabilities		—	6,262	—	—	5,479	—
Financial liabilities at amortized cost	21	96,255	256,152	172,386	91,870	243,847	153,016
Derivatives – Hedge accounting	14	196	2,948	36	53	2,573	—